UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Peninsula Capital Management, LP

Address:    235 Pine Street, Suite 1600
            San Francisco, California 94104


13F File Number: 028-12488

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Scott A. Bedford
Title:      Executive Officer
Phone:      (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California         May 11, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           30

Form 13F Information Table Value Total:      $69,668
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number      Name

1.    028-12522                 Peninsula Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                  Peninsula Capital Management, LP
                                                           March 31, 2011
COLUMN 1                          COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL  DISCRETION   MNGRS  SOLE      SHARED NONE
--------------                 --------------    -----       -------   -------   --- ----  ----------   -----  ----      ------ ----
ACACIA RESH CORP               ACACIA TCH COM   003881307      344        10,000 SH        SOLE         NONE      10,000
AGNICO EAGLE MINES LTD         COM              008474108    1,659        25,000 SH        SOLE         NONE      25,000
ALCATEL-LUCENT                 SPONSORED ADR    013904305      581       100,000 SH        SOLE         NONE     100,000
APPROACH RESOURCES INC         COM              03834A103    5,036       150,000 SH        SOLE         NONE     150,000
ATMEL CORP                     COM              049513104      545        40,000 SH        SOLE         NONE      40,000
BARRICK GOLD CORP              COM              067901108    6,489       125,000 SH        SOLE         NONE     125,000
BODY CENT CORP                 COM              09689U102      697        30,000 SH        SOLE         NONE      30,000
BRASIL TELECOM SA              SPONS ADR PFD    10553M101    1,080        40,000 SH        SOLE         NONE      40,000
CERADYNE INC                   COM              156710105      437         9,700 SH        SOLE         NONE       9,700
CLEAN ENERGY FUELS CORP        COM              184499101    2,867       175,000 SH        SOLE         NONE     175,000
COMPLETE PRODUCTION SERVICES   COM              20453E109      954        30,000 SH        SOLE         NONE      30,000
CONSOL ENERGY INC              COM              20854P109    2,950        55,000 SH        SOLE         NONE      55,000
CONTINENTAL RESOURCES INC      COM              212015101    2,144        30,000 SH        SOLE         NONE      30,000
COST PLUS INC CALIF            COM              221485105      982       100,000 SH        SOLE         NONE     100,000
ELOYALTY CORP                  COM NEW          290151307    7,420     1,000,000 SH        SOLE         NONE   1,000,000
EVOLUTION PETROLEUM CORP       COM              30049A107   13,260     1,700,000 SH        SOLE         NONE   1,700,000
GOLDCORP INC NEW               COM              380956409      996        20,000 SH        SOLE         NONE      20,000
HALLIBURTON CO                 COM              406216101    2,492        50,000 SH        SOLE         NONE      50,000
INTEGRATED DEVICE TECHNOLOGY   COM              458118106      369        50,000 SH        SOLE         NONE      50,000
INTEGRATED SILICON SOLUTION    COM              45812P107    2,318       250,000 SH        SOLE         NONE     250,000
MAKO SURGICAL CORP             COM              560879108    2,050        85,000 SH        SOLE         NONE      85,000
MICRON TECHNOLOGY INC          COM              595112103    2,007       175,000 SH        SOLE         NONE     175,000
NORTHERN OIL & GAS INC NEV     COM              665531109      668        25,000 SH        SOLE         NONE      25,000
NVIDIA CORP                    COM              67066G104    1,477        80,000 SH        SOLE         NONE      80,000
POWERWAVE TECHNOLOGIES INC     COM              739363109    3,608       800,000 SH        SOLE         NONE     800,000
RESOLUTE ENERGY CORP           COM              76116A108      907        50,000 SH        SOLE         NONE      50,000
SAFEWAY INC                    COM NEW          786514208    1,766        75,000 SH        SOLE         NONE      75,000
STEC INC                       COM              784774101    1,005        50,000 SH        SOLE         NONE      50,000
ULTRATECH INC                  COM              904034105    1,470        50,000 SH        SOLE         NONE      50,000
WEB COM GROUP INC              COM              94733A104    1,093        75,000 SH        SOLE         NONE      75,000

SK 03847 0001 1191827